Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Interest cost for defined benefits plan	$ 747,373	$ 695,935	$ 691,075
Financial assets at fair value with changes in other comprehensive income
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Current service cost for defined benefits plan	756,654	680,467	790,850
Interest cost for defined benefits plan	747,373	695,935	691,075
Past service costs	760,068	(39,060)
Expenses recognized in the Statement of Income	2,264,095	1,337,342	1,481,925
Losses from remeasurement of defined benefit plans	3,646,705	325,252	(251,976)
Total expense recognized in Comprehensive Income Statement	$ 5,910,800	$ 1,662,594	$ 1,229,949